Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2024 and 2023 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

December 31, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment in Trust Account – Money Market Fund	1	$3,666,439	$—	$—
December 31, 2023	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment in Trust Account – Money Market Fund	1	$24,387,525	$—	$—

The following tables present information about the Company’s equity instruments that are measured at fair value at December 5, 2024 and July 7, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

December 5, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Equity:
Fair value of subscription shares	3	$878,000	$—	$—

Schedule of Valuation of Subscription Shares	The following table presents the quantitative information regarding market assumptions used in the valuation of subscription shares:
Inputs	December 5, 2024
Market Price	$11.92
Discount for Lack of Marketability	8%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	20%